Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2014 Class A	Dec. 31, 2013 Class A	Dec. 31, 2014 Class B	Dec. 31, 2013 Class B	Dec. 31, 2014 Consolidated VIEs without recourse to the primary beneficiaries USD ($)	Dec. 31, 2014 Consolidated VIEs without recourse to the primary beneficiaries CNY	Dec. 31, 2013 Consolidated VIEs without recourse to the primary beneficiaries CNY
Accounts payable	$ 26,661,941	165,426,666		95,908,036					$ 21,394,551	132,744,631	67,041,366
Short-term bank loans	71,992,876	446,687,000		213,391,500						0	0
Advances from customers	10,620,320	65,894,840		102,469,102					10,042,415	62,309,170	98,095,951
Salary and welfare payable	57,967,934	359,667,845		287,057,153					11,363,671	70,507,030	46,858,285
Taxes payable	12,558,723	77,921,853		59,756,556					4,618,980	28,658,921	24,364,827
Accrued expenses and other liabilities	18,200,872	112,929,130		188,939,187					12,251,871	76,017,961	142,668,385
Due to related parties	462,379	2,868,875		91,750					454,320	2,818,875	41,750
Deferred revenues	139,155,829	863,406,258		742,171,227					109,045,155	676,581,571	577,673,767
Deferred tax liabilities	17,494,847	108,548,529		87,173,299					55,604	345,000	262,000
Deferred government grants	220,525	1,368,270		5,000,000					193,405	1,200,000	5,000,000
Deferred revenues	5,748,959	35,669,989		38,655,431					2,925,146	18,149,363	11,709,845
Deferred tax liabilities	3,286,536	20,391,642		13,408,787					3,011,426	18,684,696	9,087,650
Other long-term liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,000,000 and Nil as of December 31, 2013 and 2014, respectively.)				2,800,000						0	1,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued					29,671,195	29,671,195	219,078,955	217,308,865
Ordinary shares, shares outstanding					29,671,195	29,671,195	219,078,955	217,308,865